Note 11 - Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Applicable tax rate	26.80%	26.90%	26.90%